Risk management - Liquidity risk and capital management (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities based on contractual undiscounted payments
Minimal required level of capital ratio	8.00%
Debt	₽ 248	₽ 4,251
Lease liabilities	34	472
Trade and other payables	5,548	33,048
Customer accounts and amounts due to banks		11,203
Financial guarantees		1,000
Undrawn credit commitments		1,618
Total	5,830	51,592
On demand
Disclosure of financial liabilities based on contractual undiscounted payments
Trade and other payables	5,548	33,048
Customer accounts and amounts due to banks		11,203
Undrawn credit commitments		1,618
Total	5,548	45,869
Within one year
Disclosure of financial liabilities based on contractual undiscounted payments
Debt	248	4,251
Lease liabilities	26	317
Financial guarantees		500
Total	274	5,068
More than a year
Disclosure of financial liabilities based on contractual undiscounted payments
Lease liabilities	8	155
Financial guarantees		500
Total	₽ 8	₽ 655